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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.  Name and address of issuer:
    BNY Hamilton Funds, Inc.
    3435 Stelzer Road
    Columbus, OH  43219

2.  Name of each series or class of funds for which this notice is filed:
    BNY Hamilton Equity Income Fund
    BNY Hamilton Intermediate Government Fund
    BNY Hamilton Intermediate New York Tax Exempt Fund
    BNY Hamilton Money Fund Hamilton Shares
    BNY Hamilton Money Fund Hamilton Premier Shares
    BNY Hamilton Money Fund Hamilton Classic Shares

3.  Investment Company Act File Number: 811-6654
    Securities Act File Number: 33-47703

4.  Last day of fiscal year for which this notice is filed:
    December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
    [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
    0 (zero) Shares

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
    0 (zero) Shares

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                                  Shares            Dollars
                                              -------------     ---------------
    BNY Hamilton Equity Income Fund               3,366,850     $    45,850,655
    BNY Hamilton Intermediate Government Fund     2,285,237          22,217,396
    BNY Hamilton Intermediate New York Tax
     Exempt Fund                                    607,912           6,200,028
    BNY Hamilton Money Fund Hamilton Shares   2,408,255,035       2,408,255,035
    BNY Hamilton Money Fund Hamilton Premier
     Shares                                   4,388,644,318       4,388,644,318
    BNY Hamilton Money Fund Hamilton Classic
     Shares                                      28,058,002          28,058,002
                                              -------------      --------------
        Total                                 6,831,217,354      $6,899,225,434

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                  Shares            Dollars
                                              -------------     ---------------
    BNY Hamilton Equity Income Fund               3,366,850     $    45,850,655
    BNY Hamilton Intermediate Government Fund     2,285,237          22,217,396
    BNY Hamilton Intermediate New York Tax
     Exempt Fund                                    607,912           6,200,028
    BNY Hamilton Money Fund Hamilton Shares   2,408,255,035       2,408,255,035
    BNY Hamilton Money Fund Hamilton Premier
     Shares                                   4,388,644,318       4,388,644,318
    BNY Hamilton Money Fund Hamilton Classic
     Shares                                      28,058,002          28,058,002
                                              -------------      --------------
        Total                                 6,831,217,354      $6,899,225,434

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                                          Shares      Dollars
                                                        ----------  -----------
    BNY Hamilton Equity Income Fund                      1,107,533  $15,622,755
    BNY Hamilton Intermediate Government Fund              250,971    2,429,127
    BNY Hamilton Intermediate New York Tax Exempt Fund      48,215      493,674
    BNY Hamilton Money Fund Hamilton Shares              4,380,461    4,380,461
    BNY Hamilton Money Fund Hamilton Premier Shares     11,294,784   11,294,784
    BNY Hamilton Money Fund Hamilton Classic Shares        599,324      599,324
                                                        ----------  -----------
        Total                                           17,681,288  $34,820,125

12. Calculation of registration fee:
    (i)   Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):  $6,899,225,434
    (ii)  Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                                           +   34,820,125
    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                -6,763,701,605
    (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):                +            0
                                                                 --------------
    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                               170,343,954
                                                                 --------------
    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          regulation (see Instruction C.6):                      x       1/3300
                                                                 --------------
    (vii) Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                            $    51,619.38
                                                                 ==============
    Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
    [X]
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
    February 24, 1997

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Martin R. Dean
                            Martin R. Dean, Assistant Treasurer

Date February 24, 1997

  *Please print the name and title of the signing officer below the signature.